Investments - Summary of Total Assets Liabilities and Partners Capital (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Total Assets	$ 62,974,449	$ 94,876,021
Total Liabilities	2,984,051	2,022,571
Total Partners' Capital	59,990,398	92,853,450	$ 117,882,791	$ 146,526,745
SECOR Master Fund [Member]
Schedule of Investments [Line Items]
Total Assets	39,231,542	50,962,450
Total Liabilities	679,104	464,928
Total Partners' Capital	$ 38,552,438	$ 50,497,522